Equity Incentive Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

Activity under the Company’s stock option plans is set forth below:

	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Balances, January 1, 2012	55,936	328,921	1.26
Additional shares authorized	250,095	—	—
Options granted	(175,652)	175,652	1.40
Options exercised	—	(3,910)	1.26
Options cancelled	38,192	(38,192)	1.29

Balances, December 31, 2012	168,571	462,471	1.31
Additional shares authorized	803,590	—	—
Options granted	(974,459)	974,459	2.16
Options exercised	—	(21,444)	1.27
Options cancelled	11,831	(11,831)	1.30

Balances, December 31, 2013	9,533	1,403,655	$1.90	9.1	$889

Vested and expected to vest as of December 31, 2013		1,403,655	$1.90	9.1	$847

Exercisable as of December 31, 2013		253,040	$1.30	7.6	$312

Stock Options Outstanding and Exercisable under Stock Option Plans

The following table summarizes information with respect to stock options outstanding and currently exercisable and vested as of December 31, 2013:

	Options Outstanding		Options Exercisable and Vested
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)
$1.26	274,308	7.3	193,811	7.3
1.38	134,922	8.3	53,406	8.3
1.61	419,152	9.3	5,823	9.0
2.53-3.33	575,273	10.0	–

	1,403,655		253,040

Summary of Fair Value of Employee Stock Options

The fair value of employee stock options was estimated using the following assumptions:

	Year Ended December 31,
	2012	2013

Expected volatility	90.3% - 91.4%	88.8% - 90.0%
Risk-free interest rate	0.88% - 1.11%	0.88% - 2.10%
Dividend yield	0.0%	0.0%
Expected life (in years)	6.00 - 6.08	5.98 - 6.08

Schedule of Estimated Stock-Based Compensation Expense

Stock-based compensation expense, net of estimated forfeitures, is reflected in the condensed statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,		Cumulative Period From December 10, 2008 (Date of Inception) to September 30, 2014
	2014	2013	2014	2013
Operating Expenses
Research and development	$394	$34	$761	$88	$1,130
General and administrative	1,162	21	2,288	56	2,470

Total	$1,556	$55	$3,049	$144	$3,600

Stock-based compensation expense, net of estimated forfeitures, is reflected in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,		Cumulative Period From December 10, 2008 (Date of Inception) to December 31, 2013
	2012	2013
Operating expenses
Research and development	$91	$124	$369
General and administrative	50	91	179

Total	$141	$215	$548